American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Mid Cap Equity ETF (AVMC)
November 30, 2023

Avantis U.S. Mid Cap Equity ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.4%
Axon Enterprise, Inc.(1)	40	9,195
BWX Technologies, Inc.	80	6,242
Hexcel Corp.	60	4,159
Howmet Aerospace, Inc.	264	13,886
Huntington Ingalls Industries, Inc.	28	6,637
Leonardo DRS, Inc.(1)	40	737
Textron, Inc.	168	12,879
Woodward, Inc.	44	5,948
		59,683
Air Freight and Logistics — 0.5%
CH Robinson Worldwide, Inc.	68	5,579
Expeditors International of Washington, Inc.	140	16,848
		22,427
Automobile Components — 1.1%
Aptiv PLC(1)	220	18,225
Autoliv, Inc.	68	7,046
BorgWarner, Inc.	208	7,007
Gentex Corp.	204	6,204
Lear Corp.	52	6,955
		45,437
Automobiles — 0.4%
Lucid Group, Inc.(1)	368	1,553
Rivian Automotive, Inc., Class A(1)	700	11,732
Thor Industries, Inc.	48	4,755
		18,040
Banks — 4.5%
Bank OZK	96	4,019
BOK Financial Corp.	20	1,435
Citizens Financial Group, Inc.	376	10,253
Columbia Banking System, Inc.	172	3,858
Comerica, Inc.	136	6,150
Commerce Bancshares, Inc.	88	4,450
Cullen/Frost Bankers, Inc.	52	5,111
East West Bancorp, Inc.	132	8,305
Fifth Third Bancorp	608	17,602
First Citizens BancShares, Inc., Class A	12	17,615
First Horizon Corp.	272	3,479
Huntington Bancshares, Inc.	1,276	14,368
KeyCorp	816	10,110
M&T Bank Corp.	140	17,944
New York Community Bancorp, Inc.	704	6,625
Pinnacle Financial Partners, Inc.	76	5,515
Popular, Inc.	68	5,018
Prosperity Bancshares, Inc.	64	3,860
Regions Financial Corp.	820	13,678
SouthState Corp.	64	4,739
Webster Financial Corp.	160	7,176
Western Alliance Bancorp	120	6,146
Wintrust Financial Corp.	60	5,140
Zions Bancorp NA	168	5,986
		188,582

Beverages — 0.6%
Brown-Forman Corp., Class A	32	1,928
Brown-Forman Corp., Class B	192	11,278
Coca-Cola Consolidated, Inc.	4	2,938
Molson Coors Beverage Co., Class B	156	9,600
National Beverage Corp.(1)	20	951
		26,695
Biotechnology — 1.6%
Biogen, Inc.(1)	3	702
BioMarin Pharmaceutical, Inc.(1)	132	12,023
Exelixis, Inc.(1)	244	5,322
Halozyme Therapeutics, Inc.(1)	116	4,479
Incyte Corp.(1)	116	6,303
Karuna Therapeutics, Inc.(1)	12	2,294
Moderna, Inc.(1)	168	13,054
Neurocrine Biosciences, Inc.(1)	80	9,327
United Therapeutics Corp.(1)	40	9,600
Vaxcyte, Inc.(1)	60	3,106
		66,210
Broadline Retail — 0.1%
Dillard's, Inc., Class A	4	1,388
Ollie's Bargain Outlet Holdings, Inc.(1)	52	3,810
		5,198
Building Products — 2.7%
A O Smith Corp.	108	8,139
Advanced Drainage Systems, Inc.	72	8,720
Allegion PLC	68	7,214
Builders FirstSource, Inc.(1)	104	13,947
Carlisle Cos., Inc.	48	13,460
Fortune Brands Innovations, Inc.	104	7,117
Lennox International, Inc.	32	13,013
Masco Corp.	76	4,602
Owens Corning	92	12,473
Simpson Manufacturing Co., Inc.	40	6,679
Trex Co., Inc.(1)	92	6,465
UFP Industries, Inc.	64	7,016
Zurn Elkay Water Solutions Corp.	128	3,768
		112,613
Capital Markets — 5.1%
Affiliated Managers Group, Inc.	24	3,253
Carlyle Group, Inc.	204	6,993
Cboe Global Markets, Inc.	80	14,575
Coinbase Global, Inc., Class A(1)	132	16,463
Evercore, Inc., Class A	36	5,312
FactSet Research Systems, Inc.	32	14,511
Franklin Resources, Inc.	232	5,754
Freedom Holding Corp.(1)	12	977
Hamilton Lane, Inc., Class A	40	3,914
Invesco Ltd.	264	3,767
Jefferies Financial Group, Inc.	128	4,536
LPL Financial Holdings, Inc.	72	16,005
MarketAxess Holdings, Inc.	16	3,842
Morningstar, Inc.	20	5,667
Nasdaq, Inc.	296	16,529
Northern Trust Corp.	180	14,265

Raymond James Financial, Inc.	176	18,506
SEI Investments Co.	104	6,102
State Street Corp.	252	18,351
Stifel Financial Corp.	84	5,126
T. Rowe Price Group, Inc.	184	18,424
Tradeweb Markets, Inc., Class A	84	8,140
		211,012
Chemicals — 3.7%
Albemarle Corp.	96	11,642
Axalta Coating Systems Ltd.(1)	164	5,161
CF Industries Holdings, Inc.	188	14,128
DuPont de Nemours, Inc.	300	21,462
Eastman Chemical Co.	112	9,389
FMC Corp.	52	2,790
International Flavors & Fragrances, Inc.	100	7,538
LyondellBasell Industries NV, Class A	240	22,824
Mosaic Co.	212	7,609
NewMarket Corp.	8	4,244
Olin Corp.	104	4,903
PPG Industries, Inc.	176	24,990
RPM International, Inc.	112	11,528
Westlake Corp.	32	4,109
		152,317
Commercial Services and Supplies — 0.5%
Clean Harbors, Inc.(1)	48	7,760
MSA Safety, Inc.	32	5,572
Rollins, Inc.	196	7,985
		21,317
Communications Equipment — 0.3%
Ciena Corp.(1)	112	5,135
F5, Inc.(1)	48	8,217
		13,352
Construction and Engineering — 1.1%
AECOM	92	8,175
API Group Corp.(1)	148	4,492
Comfort Systems USA, Inc.	32	6,195
EMCOR Group, Inc.	48	10,201
Fluor Corp.(1)	156	5,933
Quanta Services, Inc.	26	4,896
WillScot Mobile Mini Holdings Corp.(1)	156	6,508
		46,400
Construction Materials — 1.2%
Eagle Materials, Inc.	32	5,794
Martin Marietta Materials, Inc.	48	22,300
Vulcan Materials Co.	104	22,210
		50,304
Consumer Finance — 1.4%
Ally Financial, Inc.	268	7,831
Credit Acceptance Corp.(1)	4	1,828
Discover Financial Services	240	22,320
FirstCash Holdings, Inc.	32	3,584
OneMain Holdings, Inc.	112	4,737
SoFi Technologies, Inc.(1)	792	5,774
Synchrony Financial	388	12,556
		58,630

Consumer Staples Distribution & Retail — 1.3%
BJ's Wholesale Club Holdings, Inc.(1)	108	6,975
Casey's General Stores, Inc.	36	9,914
Dollar General Corp.	88	11,539
Dollar Tree, Inc.(1)	92	11,370
Performance Food Group Co.(1)	120	7,806
US Foods Holding Corp.(1)	160	7,013
		54,617
Containers and Packaging — 2.5%
Amcor PLC	1,008	9,556
AptarGroup, Inc.	56	7,106
Avery Dennison Corp.	64	12,448
Ball Corp.	220	12,163
Berry Global Group, Inc.	84	5,554
Crown Holdings, Inc.	92	7,913
Graphic Packaging Holding Co.	224	5,078
International Paper Co.	300	11,082
Packaging Corp. of America	88	14,785
Sealed Air Corp.	68	2,270
Sonoco Products Co.	80	4,413
Westrock Co.	264	10,869
		103,237
Distributors — 0.7%
Genuine Parts Co.	84	11,154
LKQ Corp.	148	6,590
Pool Corp.	32	11,114
		28,858
Diversified Consumer Services — 0.4%
ADT, Inc.	264	1,550
Bright Horizons Family Solutions, Inc.(1)	44	3,847
H&R Block, Inc.	136	6,177
Service Corp. International	88	5,392
		16,966
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc.(1)	124	2,714
Iridium Communications, Inc.	48	1,829
		4,543
Electric Utilities — 1.4%
Alliant Energy Corp.	124	6,271
Avangrid, Inc.	20	617
Entergy Corp.	128	12,980
Evergy, Inc.	100	5,104
FirstEnergy Corp.	220	8,127
IDACORP, Inc.	20	1,930
NRG Energy, Inc.	136	6,506
OGE Energy Corp.	140	4,907
Pinnacle West Capital Corp.	72	5,396
PPL Corp.	284	7,418
		59,256
Electrical Equipment — 1.7%
Acuity Brands, Inc.	28	5,019
Atkore, Inc.(1)	36	4,677
Generac Holdings, Inc.(1)	40	4,683
Hubbell, Inc.	44	13,200
NEXTracker, Inc., Class A(1)	16	650

Rockwell Automation, Inc.	80	22,035
Sensata Technologies Holding PLC	100	3,251
Vertiv Holdings Co.(1)	348	15,194
		68,709
Electronic Equipment, Instruments and Components — 3.1%
Arrow Electronics, Inc.(1)	48	5,691
CDW Corp.	120	25,306
Cognex Corp.	104	3,921
Coherent Corp.(1)	112	4,121
Corning, Inc.	692	19,715
Fabrinet(1)	36	5,828
Flex Ltd.(1)	432	10,994
Insight Enterprises, Inc.(1)	32	4,846
Jabil, Inc.	148	17,067
Keysight Technologies, Inc.(1)	136	18,481
Littelfuse, Inc.	20	4,656
TD SYNNEX Corp.	44	4,340
Vontier Corp.	128	4,317
		129,283
Energy Equipment and Services — 1.1%
ChampionX Corp.	212	6,216
NOV, Inc.	360	6,775
Patterson-UTI Energy, Inc.	456	5,340
TechnipFMC PLC	492	10,194
Transocean Ltd.(1)	712	4,528
Valaris Ltd.(1)	68	4,665
Weatherford International PLC(1)	84	7,618
		45,336
Entertainment — 1.3%
Liberty Media Corp.-Liberty Formula One, Class A(1)	16	917
Liberty Media Corp.-Liberty Formula One, Class C(1)	144	9,167
Live Nation Entertainment, Inc.(1)	56	4,716
Roku, Inc.(1)	100	10,420
Take-Two Interactive Software, Inc.(1)	112	17,719
Warner Bros Discovery, Inc.(1)	1,184	12,373
		55,312
Financial Services — 2.3%
Affirm Holdings, Inc.(1)	192	6,607
Block, Inc.(1)	200	12,686
Enact Holdings, Inc.	24	665
Equitable Holdings, Inc.	328	10,066
Essent Group Ltd.	92	4,447
Fidelity National Information Services, Inc.	372	21,814
FleetCor Technologies, Inc.(1)	56	13,468
Jack Henry & Associates, Inc.	60	9,521
MGIC Investment Corp.	264	4,644
Voya Financial, Inc.	88	6,293
WEX, Inc.(1)	32	5,651
		95,862
Food Products — 1.5%
Campbell Soup Co.	88	3,536
Darling Ingredients, Inc.(1)	100	4,387
Flowers Foods, Inc.	92	1,915
Hormel Foods Corp.	208	6,363
Ingredion, Inc.	52	5,330

J M Smucker Co.	52	5,706
Kellanova	132	6,935
Lamb Weston Holdings, Inc.	80	8,002
Lancaster Colony Corp.	8	1,327
McCormick & Co., Inc.	104	6,742
Pilgrim's Pride Corp.(1)	32	818
Post Holdings, Inc.(1)	36	3,076
Tyson Foods, Inc., Class A	160	7,494
		61,631
Gas Utilities — 0.4%
Atmos Energy Corp.	108	12,291
National Fuel Gas Co.	72	3,657
		15,948
Ground Transportation — 1.3%
JB Hunt Transport Services, Inc.	76	14,080
Knight-Swift Transportation Holdings, Inc.	96	5,163
Landstar System, Inc.	32	5,525
Ryder System, Inc.	52	5,571
Saia, Inc.(1)	28	10,931
U-Haul Holding Co.(1)	8	453
U-Haul Holding Co.	92	4,982
XPO, Inc.(1)	108	9,318
		56,023
Health Care Equipment and Supplies — 2.1%
Align Technology, Inc.(1)	56	11,973
Baxter International, Inc.	248	8,948
Cooper Cos., Inc.	24	8,086
DENTSPLY SIRONA, Inc.	112	3,556
Globus Medical, Inc., Class A(1)	84	3,773
Haemonetics Corp.(1)	40	3,235
Hologic, Inc.(1)	128	9,126
ResMed, Inc.	56	8,833
STERIS PLC	76	15,271
Teleflex, Inc.	20	4,514
Zimmer Biomet Holdings, Inc.	100	11,631
		88,946
Health Care Providers and Services — 1.5%
Chemed Corp.	12	6,804
DaVita, Inc.(1)	40	4,058
Encompass Health Corp.	76	4,953
Ensign Group, Inc.	48	5,139
Laboratory Corp. of America Holdings	60	13,015
Molina Healthcare, Inc.(1)	52	19,009
Tenet Healthcare Corp.(1)	68	4,693
Universal Health Services, Inc., Class B	40	5,499
		63,170
Health Care Technology — 0.4%
Veeva Systems, Inc., Class A(1)	92	16,037
Hotels, Restaurants and Leisure — 3.0%
Aramark	176	4,930
Boyd Gaming Corp.	48	2,834
Caesars Entertainment, Inc.(1)	140	6,261
Carnival Corp.(1)	1,160	17,470
Choice Hotels International, Inc.	24	2,647
Churchill Downs, Inc.	36	4,168

Darden Restaurants, Inc.	100	15,647
Expedia Group, Inc.(1)	100	13,618
Hyatt Hotels Corp., Class A	24	2,754
International Game Technology PLC	80	2,138
Light & Wonder, Inc., Class A(1)	68	6,013
Norwegian Cruise Line Holdings Ltd.(1)	360	5,497
Royal Caribbean Cruises Ltd.(1)	244	26,220
Texas Roadhouse, Inc.	48	5,403
Vail Resorts, Inc.	24	5,215
Wyndham Hotels & Resorts, Inc.	60	4,640
		125,455
Household Durables — 1.7%
Garmin Ltd.	124	15,158
Meritage Homes Corp.	36	5,087
Mohawk Industries, Inc.(1)	32	2,826
PulteGroup, Inc.	208	18,391
Taylor Morrison Home Corp.(1)	104	4,690
Tempur Sealy International, Inc.	136	5,483
Toll Brothers, Inc.	104	8,933
TopBuild Corp.(1)	24	7,099
Whirlpool Corp.	40	4,356
		72,023
Household Products — 0.6%
Church & Dwight Co., Inc.	188	18,166
Clorox Co.	60	8,601
		26,767
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp.	304	5,232
Brookfield Renewable Corp., Class A	56	1,486
Clearway Energy, Inc., Class A	20	473
Clearway Energy, Inc., Class C	36	899
Vistra Corp.	392	13,881
		21,971
Insurance — 6.1%
American Financial Group, Inc.	64	7,321
Arch Capital Group Ltd.(1)	300	25,107
Assurant, Inc.	44	7,393
Axis Capital Holdings Ltd.	80	4,507
Brown & Brown, Inc.	148	11,062
Cincinnati Financial Corp.	124	12,746
CNA Financial Corp.	20	843
Erie Indemnity Co., Class A	24	7,095
Everest Group Ltd.	36	14,780
Fidelity National Financial, Inc.	216	9,686
First American Financial Corp.	84	5,006
Globe Life, Inc.	80	9,850
Hartford Financial Services Group, Inc.	292	22,823
Kinsale Capital Group, Inc.	24	8,402
Loews Corp.	156	10,965
Markel Group, Inc.(1)	12	17,269
Old Republic International Corp.	224	6,566
Primerica, Inc.	36	7,542
Principal Financial Group, Inc.	196	14,471
Reinsurance Group of America, Inc.	56	9,131
RenaissanceRe Holdings Ltd.	40	8,574

RLI Corp.	36	4,882
Ryan Specialty Holdings, Inc.(1)	68	3,119
Selective Insurance Group, Inc.	48	4,881
Unum Group	152	6,536
W R Berkley Corp.	164	11,898
		252,455
Interactive Media and Services — 0.4%
Pinterest, Inc., Class A(1)	448	15,263
IT Services — 1.4%
Akamai Technologies, Inc.(1)	140	16,174
EPAM Systems, Inc.(1)	36	9,295
Gartner, Inc.(1)	60	26,090
Twilio, Inc., Class A(1)	132	8,538
		60,097
Leisure Products — 0.5%
Brunswick Corp.	60	4,732
Hasbro, Inc.	96	4,456
Mattel, Inc.(1)	316	6,004
Polaris, Inc.	56	4,618
		19,810
Life Sciences Tools and Services — 2.0%
Agilent Technologies, Inc.	156	19,937
Bio-Rad Laboratories, Inc., Class A(1)	12	3,659
Bruker Corp.	48	3,124
Charles River Laboratories International, Inc.(1)	36	7,095
Illumina, Inc.(1)	56	5,709
Medpace Holdings, Inc.(1)	20	5,414
Repligen Corp.(1)	36	5,661
Waters Corp.(1)	44	12,347
West Pharmaceutical Services, Inc.	56	19,643
		82,589
Machinery — 4.8%
AGCO Corp.	60	6,812
Allison Transmission Holdings, Inc.	80	4,278
Crane Co.	40	4,227
Cummins, Inc.	112	25,106
Donaldson Co., Inc.	104	6,327
Dover Corp.	104	14,681
Esab Corp.	40	3,086
Flowserve Corp.	100	3,826
Graco, Inc.	148	11,956
IDEX Corp.	52	10,487
Ingersoll Rand, Inc.	268	19,143
ITT, Inc.	72	7,796
Lincoln Electric Holdings, Inc.	48	9,507
Mueller Industries, Inc.	108	4,485
Oshkosh Corp.	60	5,837
Pentair PLC	116	7,487
RBC Bearings, Inc.(1)	20	5,155
Snap-on, Inc.	44	12,086
Timken Co.	60	4,344
Toro Co.	52	4,316
Watts Water Technologies, Inc., Class A	20	3,850
Westinghouse Air Brake Technologies Corp.	112	13,055
Xylem, Inc.	132	13,877
		201,724

Marine Transportation — 0.1%
Kirby Corp.(1)	52	3,991
Media — 1.3%
Fox Corp., Class A	252	7,444
Fox Corp., Class B	128	3,540
Interpublic Group of Cos., Inc.	196	6,025
Liberty Broadband Corp., Class A(1)	16	1,327
Liberty Broadband Corp., Class C(1)	92	7,647
New York Times Co., Class A	124	5,827
News Corp., Class A	316	6,965
News Corp., Class B	96	2,212
Nexstar Media Group, Inc., Class A	20	2,839
Omnicom Group, Inc.	104	8,385
Paramount Global, Class B	196	2,817
		55,028
Metals and Mining — 1.6%
Alcoa Corp.	96	2,579
ATI, Inc.(1)	116	5,098
Cleveland-Cliffs, Inc.(1)	484	8,305
Commercial Metals Co.	112	5,077
Reliance Steel & Aluminum Co.	52	14,314
Royal Gold, Inc.	32	3,898
Steel Dynamics, Inc.	156	18,584
United States Steel Corp.	228	8,185
		66,040
Multi-Utilities — 1.8%
Ameren Corp.	116	9,001
CenterPoint Energy, Inc.	336	9,499
CMS Energy Corp.	140	7,946
Consolidated Edison, Inc.	172	15,499
DTE Energy Co.	88	9,162
NiSource, Inc.	196	5,025
Public Service Enterprise Group, Inc.	300	18,729
		74,861
Oil, Gas and Consumable Fuels — 6.9%
Antero Midstream Corp.	312	4,156
Antero Resources Corp.(1)	300	7,089
APA Corp.	300	10,800
Chesapeake Energy Corp.	132	10,601
Chord Energy Corp.	44	7,134
Civitas Resources, Inc.	108	7,419
Coterra Energy, Inc.	736	19,320
Devon Energy Corp.	624	28,061
Diamondback Energy, Inc.	196	30,264
DT Midstream, Inc.	88	5,042
EnLink Midstream LLC(1)	268	3,664
EQT Corp.	448	17,902
Hess Midstream LP, Class A	56	1,822
HF Sinclair Corp.	172	9,027
Magnolia Oil & Gas Corp., Class A	180	3,870
Marathon Oil Corp.	636	16,173
Matador Resources Co.	132	7,640
Murphy Oil Corp.	176	7,528
New Fortress Energy, Inc.	84	3,232
Ovintiv, Inc.	336	14,898

PBF Energy, Inc., Class A	136	6,038
Permian Resources Corp.	560	7,358
Range Resources Corp.	268	8,710
SM Energy Co.	148	5,543
Southwestern Energy Co.(1)	1,412	9,305
Targa Resources Corp.	220	19,899
Texas Pacific Land Corp.	8	13,376
Viper Energy, Inc.	56	1,726
		287,597
Passenger Airlines — 1.0%
Delta Air Lines, Inc.	516	19,056
Southwest Airlines Co.	472	12,069
United Airlines Holdings, Inc.(1)	308	12,135
		43,260
Pharmaceuticals — 0.7%
Catalent, Inc.(1)	120	4,662
Elanco Animal Health, Inc.(1)	380	4,477
Jazz Pharmaceuticals PLC(1)	56	6,621
Royalty Pharma PLC, Class A	184	4,981
Viatris, Inc.	1,052	9,657
		30,398
Professional Services — 2.8%
Booz Allen Hamilton Holding Corp.	116	14,515
Broadridge Financial Solutions, Inc., ADR	92	17,832
Clarivate PLC(1)	236	1,831
Concentrix Corp.	32	3,008
Equifax, Inc.	76	16,546
Genpact Ltd.	104	3,532
Jacobs Solutions, Inc.	84	10,683
KBR, Inc.	100	5,167
Leidos Holdings, Inc.	92	9,874
Paycom Software, Inc.	40	7,266
Paylocity Holding Corp.(1)	32	5,013
Robert Half, Inc.	96	7,870
Science Applications International Corp.	36	4,227
SS&C Technologies Holdings, Inc.	140	7,876
TriNet Group, Inc.(1)	28	3,246
		118,486
Real Estate Management and Development — 1.2%
CBRE Group, Inc., Class A(1)	200	15,792
CoStar Group, Inc.(1)	276	22,919
Jones Lang LaSalle, Inc.(1)	32	4,977
Zillow Group, Inc., Class A(1)	24	945
Zillow Group, Inc., Class C(1)	104	4,258
		48,891
Semiconductors and Semiconductor Equipment — 2.9%
Amkor Technology, Inc.	108	3,042
Enphase Energy, Inc.(1)	64	6,465
Entegris, Inc.	136	14,198
First Solar, Inc.(1)	72	11,360
GLOBALFOUNDRIES, Inc.(1)	68	3,651
Lattice Semiconductor Corp.(1)	104	6,089
ON Semiconductor Corp.(1)	376	26,820
Onto Innovation, Inc.(1)	44	6,205
Qorvo, Inc.(1)	72	6,948

Rambus, Inc.(1)	84	5,684
Skyworks Solutions, Inc.	136	13,183
Teradyne, Inc.	124	11,437
Universal Display Corp.	36	6,091
		121,173
Software — 2.4%
AppLovin Corp., Class A(1)	168	6,297
Aspen Technology, Inc.(1)	20	3,765
Bentley Systems, Inc., Class B	176	9,163
Bill Holdings, Inc.(1)	80	5,238
Dolby Laboratories, Inc., Class A	52	4,479
Freshworks, Inc., Class A(1)	160	3,203
Guidewire Software, Inc.(1)	56	5,597
Manhattan Associates, Inc.(1)	56	12,491
MicroStrategy, Inc., Class A(1)	8	3,986
PTC, Inc.(1)	84	13,218
Qualys, Inc.(1)	36	6,654
SentinelOne, Inc., Class A(1)	168	3,207
SPS Commerce, Inc.(1)	28	4,824
UiPath, Inc., Class A(1)	296	5,849
Zoom Video Communications, Inc., Class A(1)	168	11,395
		99,366
Specialty Retail — 2.7%
AutoNation, Inc.(1)	28	3,787
Best Buy Co., Inc.	176	12,485
Burlington Stores, Inc.(1)	32	5,427
CarMax, Inc.(1)	148	9,463
Chewy, Inc., Class A(1)	44	766
Dick's Sporting Goods, Inc.	32	4,163
Five Below, Inc.(1)	32	6,031
Floor & Decor Holdings, Inc., Class A(1)	80	7,337
Gap, Inc.	224	4,496
Lithia Motors, Inc.	28	7,476
Murphy USA, Inc.	20	7,391
Penske Automotive Group, Inc.	16	2,389
Tractor Supply Co.	72	14,617
Ulta Beauty, Inc.(1)	28	11,928
Williams-Sonoma, Inc.	72	13,503
		111,259
Technology Hardware, Storage and Peripherals — 1.4%
Hewlett Packard Enterprise Co.	1,120	18,939
NetApp, Inc.	184	16,816
Pure Storage, Inc., Class A(1)	276	9,194
Super Micro Computer, Inc.(1)	48	13,126
		58,075
Textiles, Apparel and Luxury Goods — 1.1%
Columbia Sportswear Co.	28	2,193
Crocs, Inc.(1)	36	3,802
Deckers Outdoor Corp.(1)	24	15,935
Levi Strauss & Co., Class A	72	1,115
PVH Corp.	40	3,911
Ralph Lauren Corp.	32	4,140
Skechers USA, Inc., Class A(1)	104	6,127
Tapestry, Inc.	116	3,674
VF Corp.	172	2,878
		43,775

Trading Companies and Distributors — 1.6%
Applied Industrial Technologies, Inc.	36	5,763
Beacon Roofing Supply, Inc.(1)	48	3,857
Core & Main, Inc., Class A(1)	88	3,083
MSC Industrial Direct Co., Inc., Class A	40	3,897
SiteOne Landscape Supply, Inc.(1)	36	5,070
United Rentals, Inc.	64	30,465
Watsco, Inc.	24	9,173
WESCO International, Inc.	40	6,234
		67,542
TOTAL COMMON STOCKS (Cost $4,064,963)		4,169,847
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $2,385)	2,385	2,385
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $4,067,348)		4,172,232
OTHER ASSETS AND LIABILITIES — 0.1%		4,055
TOTAL NET ASSETS — 100.0%		$4,176,287

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.